Property, plant and equipment - Summary of Impairment Losses Recognised in Property, Plant and Equipment (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Net impairment losses on property, plant and equipment	[1]	€ 68	€ 105	€ 130

[1]	(a)These amounts mainly comprise impairment losses recognized as a result of decisions taken during the periods presented, relating primarily to shutdowns or changes in use of industrial sites.